NET INCOME (LOSS) PER SHARE - Basic and diluted net (loss) income per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Numerator:
Net income (loss) attributable to ordinary shareholders of RYB Education, Inc. for computing basic and diluted net income (loss) per ordinary share	$ (1,789)	$ 7,115	$ 6,505
Denominator:
Weighted average ordinary shares outstanding used in computing basic net income (loss) per ordinary share	29,213,801	24,735,445	23,163,801
Effect of dilutive securities
Plus incremental weighted average ordinary shares from assumed conversions of options and nonvested shares using the treasury stock method		1,831,212	1,518,724
Weighted average ordinary shares outstanding used in computing diluted net income per ordinary share	29,213,801	26,566,657	24,682,525
Net income (loss) per ordinary share-basic	$ (0.06)	$ 0.29	$ 0.28
Net income (loss) per ordinary share-diluted	$ (0.06)	$ 0.27	$ 0.26